Financial risk management objectives and policies - Sensitivity Analysis to Foreign Exchange Rate Differences (Details) - Foreign Exchange Rate Differences - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Decrease in USD:Euro FX Rate	5.00%	5.00%	5.00%
Effect on profit before tax (-/+)	0.00%	0.00%	0.00%
Increase in USD:Euro FX Rate	(5.00%)	(5.00%)	(5.00%)
Effect on profit before tax (+/-)	$ 0	$ 0	$ 0